Profit Sharing Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Profit Sharing Plan [Abstract]
Total provision for contributions to the plan	$ 0	$ 0	$ 0